Document and Entity Information	Sep. 15, 2021
Document And Entity Information [Line Items]
Entity Registrant Name	Thayer Ventures Acquisition Corp
Amendment Flag	false
Entity Central Index Key	0001820566
Document Type	8-K
Document Period End Date	Sep. 15, 2021
Entity Incorporation State Country Code	DE
Entity File Number	001-39791
Entity Tax Identification Number	85-2426959
Entity Address, Address Line One	25852 McBean Parkway
Entity Address, City or Town	Valencia
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91335
City Area Code	(415)
Local Phone Number	782-1414
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Class A Common Stock 0.0001 Par Value And One Half Of One Redeemable Warrant To Acquire One Share Of Class A Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one Class A common stock, $0.0001 par value, and one-half of one redeemable warrant to acquire one share of Class A Common
Trading Symbol	TVACU
Security Exchange Name	NASDAQ
Common Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Common Stock, $0.0001 par value per share
Trading Symbol	TVAC
Security Exchange Name	NASDAQ
Warrants Each Whole Warrant Exercisable For One Share Of Class A Common Stock At An Exercise Price Of 11.50 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50 per share
Trading Symbol	TVACW
Security Exchange Name	NASDAQ